Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 721,570	$ 1,225,010	$ 1,326,061	$ 1,228,682
Accounts receivable, net of allowance	1,264,529	1,423,999
Prepaid expenses	210,334	187,639
Other current assets	172,721	151,105
Total Current Assets	2,369,154	2,987,753
Structures, net	1,850,884	1,890,693
Other property, plant and equipment, net	1,114,980	1,146,161
Indefinite-lived intangible - licenses	2,423,659	2,423,979
Indefinite-lived intangible - permits	1,070,333	1,070,720
Other intangibles, net	1,668,361	1,740,792
Goodwill	4,206,959	4,216,085		4,186,718
Other assets	814,821	816,530
Total Assets	15,519,151	16,292,713
Accounts payable	104,534	133,226
Accrued expenses	686,163	776,055
Accrued interest	151,146	180,572
Deferred income	191,013	172,672
Other current liabilities	114,485	137,889
Current portion of long-term debt	68,351	381,728
Total Current Liabilities	1,315,692	1,782,142
Long-term debt	20,357,790	20,365,369
Deferred income taxes	1,596,704	1,689,876
Other long-term liabilities	458,668	450,517
Total shareholder's interest (deficit)	(8,209,703)	(7,995,191)	(7,802,556)	(7,471,941)
Total Liabilities and Shareholder's Equity (Deficit)	$ 15,519,151	$ 16,292,713